UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21650

ASA Limited

(Exact name of registrant as specified in charter)

400 S. El Camino Real, Suite 710, San Mateo, CA	94402-1708

(Address of principal executive offices)	(Zip Code)

JPMorgan Chase Bank, N A
3 MetroTech Center, 6th Floor
Brooklyn, NY 11245

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(650) 376-3135

Date of fiscal year end:	November 30, 2010

Date of reporting period:	August 31, 2010

Item 1. Schedule of Investments
ASA Limited
Schedule of Investments (Unaudited)
August 31, 2010

Name of Company	Shares/ Principal Amount	Fair Value	Percent of Net Assets

Common Shares & Warrants

Gold and Silver investments Gold mining, exploration, development and royalty companies
Australia
Newcrest Mining Limited - ADRs	1,665,000	$55,236,125	9.3%

Canada
Agnico-Eagle Mines Limited	525,000	34,109,250	5.8
Anatolia Minerals Development Limited, (1)	1,343,400	9,127,455	1.5
Barrick Gold Corporation	1,300,000	60,788,000	10.3
Eldorado Gold Corporation	650,000	12,714,000	2.1
Detour Gold Corporation (1)	250,000	7,472,316	1.3
Gammon Gold Inc (1)	150,400	1,078,318	0.2
Goldcorp Inc.	1,082,400	47,863,728	8.1
Golden Star Resources Limited (1)	750,000	3,547,500	0.6
IAMGOLD Corporation	600,000	11,244,000	1.9
Kinross Gold Corporation	1,125,000	19,035,000	3.2
NovaGold Resources Inc. (1)(2)(3)	2,307,691	17,146,144	2.9
Osisko Mining Corporation (1)	250,000	3,329,110	0.6
Yamana Gold Inc.	600,000	6,066,000	1.0

		233,520,821	39.5

Channel Islands
Randgold Resources Limited - ADRs	594,700	55,003,803	9.3

Latin America
Compania de Minas Buenaventura S.A.A.-ADRs	959,000	39,645,060	6.7

South Africa
AngloGold Ashanti Limited	793,194	33,544,174	5.7
Gold Fields Limited	1,629,577	22,944,444	3.9

		56,488,618	9.5

United States
Newmont Mining Corporation	520,368	31,908,966	5.4
Royal Gold Inc.	210,000	10,304,700	1.7

		42,213,666	7.1

Total gold mining, exploration, development and royalty companies (Cost $194,355,220)		482,108,093	81.4

Silver mining, exploration and development companies
Canada
Tahoe Resources Inc. (1)	165,000	1,246,481	0.2
Tahoe Resources Inc. (1)(2)(3)	400,000	3,021,772	0.5

Total silver mining, exploration and development companies (Cost $3,498,297)		4,268,253	0.7

Total gold and silver investments (Cost $197,853,517)		486,376,346	82.1

Platinum and Palladium investments (PGMs) Platinum and Palladium mining companies
South Africa
Angelo Platinum Limited (1)	345,100	28,571,135	4.8
Impala Platinum Holdings Limited	1,322,400	31,203,906	5.3

		59,775,041	10.1

United Kingdom
Lonmin PLC – ADRs (1)	189,700	4,448,796	0.8

		64,223,837	10.9

Exchange Traded Funds – PGMs
ETFS Palladium Trust (1)	40,000	1,996,400	0.3
ETFS Platinum Trust (1)	10,000	1,517,400	0.3

Total platinum and palladium investments (Cost $10,105,591)		67,737,637	11.5

Diversified Mineral Resources Companies
United Kingdom
Anglo American plc (Cost $1,762,502)	414,800	14,897,260	2.5

Total common shares (Cost $209,721,610)		569,011,243	96.1

Convertible Securities Gold mining companies
Canada
NovaGold Resources Inc. 5.50% Senior Convertible
Notes, due 5/01/2015 (Cost $15,000,000)	15,000,000	15,663,000	2.6

Total investments (Cost $224,721,610) (3)		584,674,243	98.7
Cash, receivables, and other assets less liabilities		7,486,619	1.3

Net assets		$592,160,862	100%

ADR-American Depository Receipt

(1)	Non-income producing security

(2)	Securities restricted as to public resale. The aggregate market value of restricted assets was $20,167,916 at August 31, 2010, representing 3.4% of net assets.

(3)	At August 31, 2010, the Company held investments in restricted securities valued in accordance with procedures approved by the Company’s Board of Directors as reflecting fair value, as follows:

Issuer	Shares	Cost	Acquisition Date	Value Per Unit	Value

Tahoe Resources Inc.	400,000	$2,287,880	5/28/10	$7.55	$ 3,021,772

NovaGold Resources Inc.	2,307,691	$4,407,690	7/13/10	$7.43	$17,146,144

(4)

Cost of investments shown approximates cost for U.S. federal income tax purposes, determined in accordance with US federal income tax principles. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2010 were $366,508,064 and $6,555,430 respectively, resulting in net unrealized appreciation on investments of $359,952,634.

Security Valuation Portfolio securities listed on U.S. and foreign stock exchanges are generally valued at the last reported sale price on the date for which the valuation is being made on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available. Securities traded over the counter are valued at the last sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets.

Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures approved by, the Company’s Board of Directors. If a security is valued at a “fair value”, that value is likely to be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security; relevant financial or business development of the issuer; actively traded similar or related securities; conversion rights on the security; and changes in overall market conditions.

Where the Company holds securities listed on foreign stock exchanges and American Depository Receipts (“ADRs”) representing these securities are actively traded on the New York Stock Exchange, the securities normally are fair valued based on the last reported sales price of the ADRs.

The difference between cost and current value is reflected separately as net unrealized appreciation (depreciation) on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.

In accordance with U.S. GAAP, fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Company’s investments at market value:

Investments in Securities
Measurements at August 31, 2010

Description (1)	Level 1	Level 2	Level 3	Level 4
Common Shares
Gold and silver investments	$353,237,206	$133,139,140	$—	$486,376,346
Platinum and palladium investments	63,288,841	4,448,796	—	67,737,637
Diversified mineral resources companies	—	14,897,260	—	14,897,260
Convertible Securities
Gold mining companies	—	15,663,000	—	15,663,000
Total	$416,526,047	$168,148,196	$—	$584,674,243

(1)	See schedules of investments for country classifications.

Risk It is a fundamental policy of the Company that at least 80% of its total assets be invested in securities of companies engaged, directly or indirectly, in the exploration, mining or processing of gold or other precious minerals and/or in other gold and precious mineral investments. The Company is, therefore, subject to gold and precious mineral related risk.

The Company invests in foreign companies and U.S. companies with significant foreign operations. Typically, foreign investment involves greater risk than investing in the United States. The political, economic, regulatory and social structures of certain foreign countries may be less stable and more volatile than those in the United States. Investment in these countries is subject to the risks of internal and external conflicts, currecny fluctuations and restrictions, foreign ownership and trading limitations, and tax increases. It is also possible that a foreign government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. The Company also invests in companies based in emerging or developing markets, or companies with significant operations in these markets. For example, a portion of the Company’s assets are invested in South African companies. Economic development, political stability, market structure, infrastructure, capitalization, and regulatory oversight in emerging markets can be significantly less than in more developed foreign markets. As such, securities issued by emerging market companies tend to be more volatile and less liquid than securities issued by companies in more developed foreign markets.

Item 2. Controls and Procedures.

(a)

The registrant’s President and Chief Executive Officer and its Chief Financial Officer and Treasurer, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASA Limited

By	/s/ David J. Christensen

David J. Christensen
President, Chief Executive Officer and
Chief Investment Officer

Date: September 24, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By	/s/ David J. Christensen

David J. Christensen
President, Chief Executive Officer and
Chief Investment Officer
(Principal Executive Officer)

Date: September 24, 2010

By	/s/ Lawrence G. Nardolillo

Lawrence G. Nardolillo
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: September 24, 2010